Consolidated companies as of December 31, 2018 (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BioFocus DPI AG | Switzerland
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Discovery Partners International GmbH | Germany
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	0.00%	100.00%
Fidelta d.o.o. | Croatia
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos B.V | The Netherlands
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.) | United Kingdom
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos GmbH | Switzerland
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	0.00%
Galapagos Real Estate 1 BVBA | Belgium
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%
Changes in voting rights	100.00%
Galapagos Real Estate 2 BVBA | Belgium
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%
Changes in voting rights	100.00%
Galapagos SASU (France) | France
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos, Inc. (formerly Biofocus, Inc.) | United States
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Xenometrix, Inc. | United States
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%